UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2008

Notes to Schedule of Investments (unaudited)

Investment in Tax Free Reserves Portfolio, at value $2,195,492,073

1. Organization and Significant Accounting Policies

CitiSM Institutional Tax Free Reserves (the “Fund”) is a separate, non-diversified investment series of the Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objectives as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investments in the Portfolio reflects the Fund’s proportionate interest (87.8% at November 30, 2008) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited)	November 30, 2008

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 98.6%

Alabama — 0.7%

$15,000,000	Huntsville, AL, Health Care Authority, TECP, 1.450% due 3/3/09	$15,000,000

1,571,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,

	0.920%, 12/1/08 (a)	1,571,000

	Total Alabama	16,571,000

Arizona — 0.9%

6,000,000	Ak-Chin Indian Community Revenue, AZ, LOC- Bank of America N.A.,

	0.950%, 12/4/08 (a)	6,000,000

4,000,000	Arizona Sports & Tourism Authority Senior Revenue, Multipurpose Stadium,

	LOC-Allied Irish Bank PLC, 1.000%, 12/3/08 (a)	4,000,000

855,000	Coconino County, AZ, IDA, Scuff Steel Project, LOC-Wells Fargo Bank

	N.A., 0.960%, 12/4/08 (a)(b)	855,000

1,325,000	Maricopa County, AZ, IDA, MFH Revenue, Refunding Sonora Vista II

	Apartments, LOC-Wells Fargo Bank N.A., 0.910%, 12/4/08 (a)(b)	1,325,000

2,235,000	Phoenix, AZ, IDA, MFH Revenue, Refunding Sunrise Vista Apartments-A,

	LOC-Wells Fargo Bank N.A., 0.910%, 12/4/08 (a)(b)	2,235,000

7,700,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,

	1.020%, 12/3/08 (a)	7,700,000

	Total Arizona	22,115,000

Colorado — 1.2%

	Colorado Educational & Cultural Facilities Authority Revenue:

105,000	National Jewish Federation Bond Program, LOC-U.S. Bank N.A.,

	0.850%, 12/1/08 (a)	105,000

2,000,000	Nature Conservancy, SPA-Bank of America N.A., 0.950%, 12/4/08 (a)	2,000,000

	Colorado Health Facilities Authority Revenue:

4,640,000	Exempla Inc., LOC-U.S. Bank N.A., 1.000%, 12/4/08 (a)	4,640,000

	Refunding:

6,000,000	Catholic Health, SPA-Landesbank Baden-Wurttemberg, 0.650%,

	12/3/08 (a)	6,000,000

1,375,000	Sisters Charity Health Systems, SPA-JPMorgan Chase, 0.900%,

	12/3/08 (a)	1,375,000

	Colorado HFA:

4,000,000	Multi-Family, SPA-FHLB, 1.300%, 12/3/08 (a)(b)	4,000,000

	EDR:

4,400,000	Lehman Communications Corp., LOC-Wells Fargo Bank N.A.,

	0.960%, 12/4/08 (a)(b)	4,400,000

1,225,000	Warneke Paper Box Co. Project, LOC-Wells Fargo Bank N.A.,

	0.960%, 12/4/08 (a)(b)	1,225,000

1,500,000	Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton,

	LOC-U.S. Bank N.A., 1.020%, 12/4/08 (a)	1,500,000

3,840,000	Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.,

	0.960%, 12/4/08 (a)(b)	3,840,000

	Total Colorado	29,085,000

Connecticut — 0.2%

	Connecticut State, HEFA Revenue:

3,800,000	Wesleyan University, SPA-JPMorgan Chase, 0.650%, 12/3/08 (a)	3,800,000

600,000	Yale University, 0.500%, 12/1/08 (a)	600,000

	Total Connecticut	4,400,000

Delaware — 0.2%

6,200,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center

	Project, LOC PNC Bank, 0.780%, 12/4/08 (a)	6,200,000

See Notes to Schedule of Investments.

1

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

District of Columbia — 2.8%

$3,860,000	District of Columbia Housing Finance Agency, MFH Revenue, Pentacle

	Apartments Project, FHLMC, LOC-FHLMC, 1.250%, 12/1/08 (a)	$3,860,000

	District of Columbia, Revenue:

255,000	American Psychological Association, LOC-Bank of America, 0.970%,

	12/4/08 (a)	255,000

6,300,000	Thomas B. Fordham Foundation, LOC-SunTrust Bank, 1.000%, 12/4/08 (a)	6,300,000

	Metropolitan Washington Airports Authority, TECP, LOC Bank of America:

8,000,000	1.150% due 2/3/09	8,000,000

15,000,000	1.100% due 2/17/09	15,000,000

23,000,000	Metropolitan Washington DC Airports Authority, Series C, FSA, SPA-Dexia

	Credit Local, 3.500%, 12/3/08 (a)(b)	23,000,000

	Washington, D.C., Metro Area Transit Authority, TECP, LOC Wachovia Bank:
5,000,000	2.300% due 12/2/08	5,000,000

10,000,000	1.600% due 12/1/08	10,000,000

	Total District of Columbia	71,415,000

Florida — 9.2%

155,000	Brevard County, FL, EFA Revenue, Florida Institute of Technology, LOC-

	Fifth Third Bank, 2.000%, 12/4/08 (a)	155,000

2,800,000	Broward County, FL, Airport Facility Revenue, LOC-Citibank N.A, 0.980%,

	12/3/08 (a)(b)	2,800,000

20,000,000	Citizens Property Insurance Corp. of Florida, Senior Secured High Risk

	Notes, FSA, 4.500% due 6/1/09	20,194,675

2,000,000	Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Mariners

	Cay Apartments, FNMA, LIQ-FNMA, 1.050%, 12/4/08 (a)	2,000,000

	Florida State Board of Education:

3,945,000	Public Education, 5.000% due 6/1/09	4,007,058

7,310,000	Refunding, 5.000% due 1/1/09	7,328,364

5,365,000	Gainesville, FL, Utilities System Revenue, SPA-Bank of New York, 0.900%,

	12/3/08 (a)	5,365,000

20,000,000	Hillsborough County, FL, School Board COP, Master Lease, MBIA, LOC-

	Wachovia Bank N.A., 1.850%, 12/1/08 (a)	20,000,000

	Jacksonville, FL:

	Health Facilities Authority:

2,800,000	Hospital Revenue, Baptist Medical Center, LOC-Bank of America

	N.A., 1.100%, 12/1/08 (a)	2,800,000

9,200,000	LOC-Bank of America, 1.100%, 12/1/08 (a)	9,200,000

42,470,000	TECP, LOC Landesbank Baden-Wurttemberg, 2.000% due 12/9/08	42,470,000

3,000,000	Transit Revenue, SPA-Dexia Credit Local, 4.350%, 12/4/08 (a)	3,000,000

17,500,000	JEA District, FL, TECP, LOC Landesbank Hessen-Thuringen, 1.500% due 12/2/08	17,500,000

10,000,000	Kissimmee, FL, Utilities Authority Electric System Revenue, FSA, SPA-

	Dexia Credit Local, 4.500%, 12/3/08 (a)	10,000,000

	Lee County, FL, IDA:

7,980,000	EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 1.000%,

	12/3/08 (a)	7,980,000

5,100,000	North Fort Myers Utility Inc., LOC-SunTrust Bank, 1.250%, 12/3/08 (a)(b)	5,100,000

12,300,000	Miami-Dade County, FL, IDA, Solid Waste Disposal Revenue, Waste

	Management Inc. Project, LOC-JPMorgan Chase, 1.200%, 12/4/08 (a)(b)	12,300,000

1,775,000	Orlando & Orange County, FL, Expressway Authority, Refunding, FSA,

	SPA-Dexia Credit Local, 3.500%, 12/4/08 (a)	1,775,000

3,070,000	Palm Beach County, FL, Revenue, St. Andrews School, LOC-Bank of

	America N.A., 0.950%, 12/4/08 (a)	3,070,000

23,000,000	Palm Beach, FL, School District, TECP, LOC Bank of America, 1.600% due 12/9/08	23,000,000

3,890,000	Polk County, FL, IDA Revenue, Winter Haven Hospital Project, LOC-

	SunTrust Bank, 1.000%, 12/1/08 (a)	3,890,000

See Notes to Schedule of Investments.

2

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

Florida — 9.2% (Continued)

$14,650,000	Polk County, FL, School Board COP, Master Lease Program, FSA, SPA-

	Dexia Credit Local, 5.600%, 12/4/08 (a)	$14,650,000

8,500,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial

	Hospital, LOC-Northern Trust Co., 1.050%, 12/1/08 (a)	8,500,000

2,360,000	Sarasota-Manatee Airport Authority, Refunding, LOC-SunTrust Bank,

	1.000%, 12/1/08 (a)	2,360,000

	Total Florida	229,445,097

Georgia — 5.8%

7,225,000	Albany-Dougherty County, GA, Hospital Authority Revenue, Refunding

	Anticipation Certificates, Phoebe Putney Memorial Hospital, LOC-

	SunTrust Bank, 1.000%, 12/1/08 (a)	7,225,000

9,500,000	Atlanta, GA, Development Authority Revenue, Botanical Garden

	Improvements Project, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	9,500,000

	Atlanta, GA, Water & Wastewater Revenue:

10,470,000	TECP LOC JP Morgan Chase, Bank of America, Dexia Credit Local, Lloyds Bank, 1.700% due 2/4/09	10,470,000

16,800,000	FSA, SPA-Dexia Credit Local, 4.500%, 12/4/08 (a)	16,800,000

3,900,000	Bibb County, GA, Development Authority, Stratford Academy Project, LOC-

	SunTrust Bank, 1.000%, 12/3/08 (a)	3,900,000

7,500,000	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA

	Project, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	7,500,000

6,000,000	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc.

	Project, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	6,000,000

2,935,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,

	LOC-Wells Fargo Bank N.A., 1.130%, 12/4/08 (a)(b)	2,935,000

6,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,

	LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	6,600,000

	Fulton County, GA, Development Authority Revenue:

8,000,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	8,000,000

	Woodward Academy Inc. Project, LOC-SunTrust Bank:

7,400,000	1.000%, 12/3/08 (a)	7,400,000

6,500,000	1.000%, 12/3/08 (a)	6,500,000

9,300,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory

	Certificates, Northeast Georgia Health System Inc., LOC-Landesbank

	Baden-Wurttemberg, 1.050%, 12/3/08 (a)	9,300,000

8,535,000	Georgia State Ports Authority Revenue, Garden City Terminal Project, LOC-

	SunTrust Bank, 1.000%, 12/3/08 (a)	8,535,000

	Georgia State, GO:

235,000	3.000% due 7/1/09	236,573

2,462,000	SPA-Dexia Credit Local, 1.900%, 12/4/08 (a)	2,462,000

7,100,000	Gwinnett County, GA, Water & Sewerage Authority Revenue, SPA-

	Landesbank Hessen-Thuringen, 1.050%, 12/3/08 (a)	7,100,000

2,215,000	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty

	Project, LOC-SunTrust Bank, 1.300%, 12/3/08 (a)(b)	2,215,000

5,615,000	Macon-Bibb County, GA, Hospital Authority, RAN, Medical Center of

	Central Georgia, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	5,615,000

3,750,000	Private Colleges & Universities Authority, GA, Revenue, Emory University,

	0.400%, 12/4/08 (a)	3,750,000

10,800,000	Putnam County, GA, Development Authority PCR, Georgia Power Co.,

	2.100% due 7/14/09 (c)	10,800,000

3,300,000	Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project,

	LOC-Bank of America N.A., 1.200%, 12/4/08 (a)(b)	3,300,000

	Total Georgia	146,143,573

Illinois — 3.9%

2,270,000	Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings

	Bank, 1.500%, 12/4/08 (a)(b)	2,270,000

	Chicago, IL:

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

Illinois — 3.9% (continued)

$10,000,000	GO, Refunding Project, FSA, LOC-Dexia Credit Local, 1.850%, 12/4/08 (a)	$10,000,000

17,200,000	O’Hare International Airport Revenue, LOC-Landesbank Baden-

	Wurttenberg, 1.050%, 12/3/08 (a)	17,200,000

2,510,000	Renaissance Center LP, LOC-Harris Trust and Savings Bank, 1.500%,

	12/4/08 (a)(b)	2,510,000

2,910,000	Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc.

	Project, LOC-LaSalle Bank N.A., 1.200%, 12/4/08 (a)(b)	2,910,000

3,000,000	Illinois DFA, Rosecrance Inc. Project, LOC-JPMorgan Chase, 0.900%,

	12/3/08 (a)	3,000,000

	Illinois Finance Authority:

2,100,000	Elgin Academy Project, LOC-Charter One Bank, 1.550%, 12/3/08 (a)	2,100,000

1,220,000	IDR, Transparent Container Project, LOC-Bank One N.A., 1.050%,

	12/4/08 (a)(b)	1,220,000

	Illinois Finance Authority Revenue:

2,495,000	Alexian Brothers Health Systems, FSA, SPA-Harris Bank, 1.000%,

	12/4/08 (a)	2,495,000

2,150,000	Dominican University, LOC-JPMorgan Chase, 0.900%, 12/3/08 (a)	2,150,000

6,000,000	Illinois College, LOC-U.S. Bank, 1.020%, 12/4/08 (a)	6,000,000

10,000,000	Loyola Academy, LOC-JPMorgan Chase, 0.850%, 12/3/08 (a)	10,000,000

3,900,000	Murphy Machine Products Inc, LOC-Bank of America N.A., 1.010%,

	12/4/08 (a)(b)	3,900,000

3,070,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 1.550%, 12/3/08 (a)	3,070,000

13,435,000	Resurrection Health, LOC-LaSalle Bank N.A., 1.000%, 12/4/08 (a)	13,435,000

	Illinois Health Facilities Authority Revenue:

2,405,000	Alexian Brothers Health, FSA, 5.125% due 1/1/09 (d)	2,433,692

7,000,000	Revolving Fund Pooled, LOC-JPMorgan Chase, 0.900%, 12/3/08 (a)	7,000,000

3,700,000	University of Illinois Revenue, Auxiliary Facilities Systems, FSA, SPA-State

	Street Bank &Trust Co., 2.350%, 12/3/08 (a)	3,700,000

1,250,000	Warren County, IL, Monmouth College Project, LOC-Allied Irish Bank PLC,

	1.030%, 12/4/08 (a)	1,250,000

	Total Illinois	96,643,692

Indiana — 0.4%

5,275,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Community

	Hospitals Project of Indiana Inc., LOC-Bank of America N.A., 0.950%,

	12/4/08 (a)	5,275,000

4,265,000	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank

	N.A., 0.960%, 12/4/08 (a)(b)	4,265,000

	Total Indiana	9,540,000

Iowa — 2.5%

	Iowa Finance Authority:

30,000,000	Health Care Facilities Revenue, Refunding, Iowa Health Systems,

	AMBAC, SPA-Morgan Stanley, 1.750%, 12/1/08 (a)	30,000,000

13,800,000	Health Facilities Revenue, Iowa Health Systems, LIQ-Landesbank

	Baden-Wuerttemburg, 2.500%, 12/3/08 (a)	13,800,000

	IDR:

3,600,000	Embria Health Sciences Project, LOC-Wells Fargo Bank, 1.130%,

	12/4/08 (a)(b)	3,600,000

1,900,000	PowerFilm Inc. Project, LOC-Bank of America N.A., 1.200%,

	12/4/08 (a)(b)	1,900,000

2,000,000	MFH, SPA-Dexia Credit Local, 5.000%, 12/4/08 (a)(b)	2,000,000

6,915,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase, Northern

	Trust, 0.700%, 12/4/08 (a)	6,915,000

See Notes to Schedule of Investments.

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

Iowa — 2.5% (continued)

$5,535,000	Iowa Higher Education Loan Authority Revenue, Private College Facility,

	Loras, LOC-LaSalle Bank N.A., 0.850%, 12/1/08 (a)	$5,535,000

	Total Iowa	63,750,000

Kansas — 0.1%

1,290,000	Kansas State Development Finance Authority Lease Revenue, Kansas

	Department Administration, SPA-Wachovia Bank N.A., 1.200%, 12/1/08 (a)	1,290,000

Kentucky — 0.9%

9,460,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of

	Counties Leasing Trust, LOC-U.S. Bank N.A., 1.000%, 12/3/08 (a)	9,460,000

9,539,000	Henderson County, KY, Hospital Facilities Revenue, Community United

	Methodist Hospital Inc., LOC-Fifth Third Bank, 2.000%, 12/5/08 (a)	9,539,000

2,800,000	Kentucky Housing Corp., Housing Revenue, SPA-Kentucky Housing Corp.,

	1.600%, 12/3/08 (a)(b)	2,800,000

	Total Kentucky	21,799,000

Louisiana — 0.8%

3,200,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project, LOC-SunTrust

	Bank, 1.000%, 12/3/08 (a)	3,200,000

4,100,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,

	WPT Corp. Project, LOC-Bank of America, 1.050%, 12/3/08 (a)(b)	4,100,000

12,500,000	Louisiana Public Facilities Authority Revenue, Various International Matex

	Tank Terminals, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	12,500,000

	Total Louisiana	19,800,000

Maine — 0.3%

7,100,000	Westbrook, ME, GO, BAN, 2.250% due 12/30/08	7,102,731

Maryland — 3.6%

1,100,000	Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of

	America, 1.200%, 12/4/08 (a)(b)	1,100,000

11,200,000	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische

	Landesbank, 0.950%, 12/3/08 (a)	11,200,000

3,125,000	Howard County, MD, Revenue, Refunding Glenelg Country School, LOC-

	PNC Bank N.A., 0.780%, 12/5/08 (a)	3,125,000

6,500,000	Maryland Industrial Development Financing Authority, EDR, Paul Reed

	Smith Guitars, LOC-PNC Bank N.A., 0.980%, 12/5/08 (a)(b)	6,500,000

6,630,000	Maryland State Economic Development Corp., Revenue, Santa Barbara Court

	LLC Project, LOC-PNC Bank N.A., 0.980%, 12/5/08 (a)(b)	6,630,000

	Maryland State Health & Higher EFA Revenue:

13,200,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 0.780%, 12/5/08 (a)	13,200,000

6,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 0.850%,

	12/3/08 (a)	6,000,000

1,400,000	Gilman School, LOC-SunTrust Bank, 0.950%, 12/3/08 (a)	1,400,000

1,015,000	Mercy Medical Center, LOC-Bank of America N.A., 0.880%, 12/4/08 (a)	1,015,000

1,800,000	University Maryland Medical Systems, LOC-SunTrust Bank, 1.000%,

	12/1/08 (a)	1,800,000

3,775,000	Woodmont Academy, LOC-Allied Irish Bank PLC, 1.010%, 12/4/08 (a)	3,775,000

2,000,000	Maryland State Health & Higher EFA, TECP, 0.800% due 4/6/09	2,000,000

	Montgomery County, MD:

13,580,000	Housing Opportunities Commission, Multi-Family Revenue, Housing

	Development, GNMA/FNMA/FHLMC, FHA, SPA-PNC Bank N.A.,

	0.930%, 12/4/08 (a)(b)	13,580,000

400,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	400,000

See Notes to Schedule of Investments.

5

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

Maryland — 3.6% (continued)

$10,260,000	Northeast, MD, Waste Disposal Authority, Solid Waste Revenue, AMBAC,

	5.250% due 4/1/09 (b)	$10,355,209

4,650,000	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal Life

	Care Community Inc., LOC-LaSalle Bank N.A., 0.900%, 12/4/08 (a)	4,650,000

3,200,000	Washington County, MD, EDR, St. James School Project, LOC-PNC Bank

	NA, 0.780%, 12/4/08 (a)	3,200,000

	Total Maryland	89,930,209

Massachusetts — 5.0%

10,000,000	Massachusetts Bay Transportation Authority, TECP, SPA-Fortis Bank,

	1.800% due 12/2/08	10,000,000

32,146,000	Massachusetts Health & Education University Revenue, TECP, Harvard

	University, 1.300% due 12/8/08	32,146,000

	Massachusetts State DFA, Revenue:

4,150,000	Boston University, LOC-Bank of America N.A., 0.850%, 12/1/08 (a)	4,150,000

2,660,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 0.850%, 12/4/08 (a)	2,660,000

4,330,000	Chestnut Hill School, LOC-Citizens Bank, 0.750%, 12/3/08 (a)	4,330,000

2,000,000	Lasell College, LOC-RBS Citizens N.A., 1.020%, 12/4/08 (a)	2,000,000

3,725,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 1.100%, 12/4/08 (a)	3,725,000

3,495,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 1.080%, 12/4/08 (a)	3,495,000

2,600,000	YMCA Greater Boston, LOC-Citizens Bank, 1.000%, 12/4/08 (a)	2,600,000

	Massachusetts State HEFA:

1,700,000	Amherst College, 0.400%, 12/4/08 (a)	1,700,000

1,000,000	Harvard University, 0.400%, 12/4/08 (a)	1,000,000

7,505,000	Partners Healthcare Systems, SPA-JPMorgan Chase, 0.700%, 12/4/08 (a)	7,505,000

5,300,000	Pool Loan Program, LOC-Citizens Bank, 0.900%, 12/4/08 (a)	5,300,000

6,225,000	Suffolk University, LOC-JPMorgan Chase, 1.100%, 12/4/08 (a)	6,225,000

	Massachusetts State HEFA Revenue:

	Capital Asset Program:

2,775,000	LOC-Bank of America, 0.900%, 12/4/08 (a)	2,775,000

8,395,000	LOC-Bank of MA, 0.900%, 12/4/08 (a)	8,395,000

1,300,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 1.000%,

	12/3/08 (a)	1,300,000

195,000	Hallmark Health System, FSA, SPA-Bank of America, 1.700%,

	12/4/08 (a)	195,000

7,415,000	Hillcrest Extended Care A, LOC-Bank of America N.A., 0.900%,

	12/3/08 (a)	7,415,000

16,500,000	Suffolk University, 1.150%, 12/4/08 (a)	16,500,000

1,400,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,

	SPA-Bank of America, 0.750%, 12/3/08 (a)	1,400,000

520,000	Massachusetts State Water Resources Authority, Multi-Modal, Refunding,

	LOC-Landesbank Baden-Wurttemberg, 0.850%, 12/1/08 (a)	520,000

	Total Massachusetts	125,336,000

Michigan — 1.5%

5,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue, Consumers Energy

	Company, LOC-Wells Fargo Bank, 0.800%, 12/3/08 (a)	5,000,000

8,800,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank

	Hessen-Thuringen, 0.800%, 12/4/08 (a)	8,800,000

22,290,000	Regents of University of Michigan, TECP, 0.850% due 1/21/09	22,290,000

	University of Michigan Revenue:

2,200,000	Hospital, 0.400%, 12/4/08 (a)	2,200,000

100,000	Refunding, Hospital, 1.350%, 12/1/08 (a)	100,000

	Total Michigan	38,390,000

See Notes to Schedule of Investments.

6

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

Minnesota — 1.6%

$1,715,000	Mendota Heights, MN, Purchase Revenue, St. Thomas Academy Project,

	LOC-Allied Irish Banks PLC, 0.960%, 12/4/08 (a)	$1,715,000

	Minnesota Housing Finance Agency:

7,160,000	Residential Housing Finance, SPA-Lloyds TSB Bank, 0.930%, 12/4/08 (a)(b)	7,160,000

5,210,000	Residential Housing, SPA-Lloyds TSB Bank, 0.930%, 12/4/08 (a)(b)	5,210,000

	Minnesota State Housing Finance Agency, Residential Housing:

12,500,000	SPA-Lloyds TSB Bank PLC, 0.930%, 12/4/08 (a)(b)	12,500,000

3,550,000	SPA-State Street Bank & Trust Co., 0.930%, 12/4/08 (a)(b)	3,550,000

5,700,000	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells

	Fargo Bank N.A., 0.650%, 12/3/08 (a)	5,700,000

5,000,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems Project,

	SPA-Royal Bank of Canada, 1.000%, 12/4/08 (a)	5,000,000

	Total Minnesota	40,835,000

Mississippi — 1.0%

	Mississippi Business Finance Corp.:

5,000,000	Chrome Deposit Corp. Project, LOC-PNC Bank N.A., 0.780%, 12/4/08 (a)	5,000,000

	Gulf Opportunity Zone:

7,100,000	Chevron USA Inc. Project, 0.800%, 12/1/08 (a)	7,100,000

2,100,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank, 1.000%,

	12/3/08 (a)	2,100,000

6,250,000	SG Resources Mississippi LLC Project, LOC-SunTrust Bank,

	1.000%, 12/3/08 (a)	6,250,000

4,375,000	Mississippi Medical Center Educational Building Corp. Revenue, University

	of Mississippi Medical Center, SPA-KBC Bank N.V., 0.850%, 12/1/08 (a)	4,375,000

	Total Mississippi	24,825,000

Missouri — 1.3%

	Missouri State HEFA:

5,200,000	Educational Facilities Revenue, Washington University, SPA-JPMorgan

	Chase, 1.100%, 12/1/08 (a)	5,200,000

	Revenue:

13,260,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase,

	0.850%, 12/1/08 (a)	13,260,000

5,800,000	St. Francis Medical Center, LOC-Bank of America N.A., 1.230%,

	12/1/08 (a)	5,800,000

7,000,000	Missouri State, HEFA, TECP, 1.000% due 2/2/09	7,000,000

2,400,000	St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-

	Bank of America N.A., 0.950%, 12/4/08 (a)	2,400,000

	Total Missouri	33,660,000

Nebraska — 3.7%

16,000,000	American Public Energy Agency, NE, Gas Supply Revenue, SPA-Societe

	Generale, 0.950%, 12/4/08 (a)	16,000,000

	Nebraska Investment Finance Authority:

6,100,000	Multi-Family Revenue, Housing Irvington Heights, LOC-Citibank N.A.,

	0.980%, 12/4/08 (a)(b)	6,100,000

	Single-Family Housing Revenue, SPA-FHLB:

6,260,000	1.050%, 12/3/08 (a)(b)	6,260,000

1,190,000	1.050%, 12/3/08 (a)(b)	1,190,000

21,700,000	Nebraska Public Power District, TECP, SPA Bank of Nova Scotia, 1.150% due 3/12/09	21,700,000

42,500,000	Omaha, NE, Public Power District, TECP, LOC J.P. Morgan 1.100% due 3/12/09	42,500,000

	Total Nebraska	93,750,000

See Notes to Schedule of Investments.

7

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

Nevada — 0.9%

$11,400,000	Las Vegas Valley, NV, Water District, TECP, SPA BNP Paribas, Lloyds TSB Bank PLC, 1.200% due 2/20/09	$11,400,000

3,300,000	Las Vegas, NV, GO, LOC-Lloyds TSB Bank PLC, 0.700%, 12/1/08 (a)	3,300,000

4,500,000	Nevada Housing Division, Single Family Mortgage Revenue, GNMA,

	FNMA, FHLMC, SPA-JPMorgan Chase, 1.050%, 12/3/08 (a)(b)	4,500,000

	Tuckee Meadows, NV, Water Authority, TECP, LOC-Lloyds TSB Bank PLC:

2,343,000	1.350% due 12/9/08	2,343,000

2,000,000	1.100% due 3/16/09	2,000,000

	Total Nevada	23,543,000

New Hampshire — 0.6%

9,860,000	New Hampshire HEFA Revenue, University New Hampshire, AMBAC,

	3.000% due 3/30/09 (c)	9,860,000

4,270,000	New Hampshire Higher Educational & Health Facilities Authority Revenue,

	St. Paul’s School, SPA-Bank of America N.A., 0.970%, 12/4/08 (a)	4,270,000

	Total New Hampshire	14,130,000

New Jersey — 0.8%

9,000,000	Montclair Township, NJ, GO, Temporary Notes, 3.750% due 12/19/08	9,003,697

9,900,000	Newark, NJ, GO, School Promissory Notes, 3.000% due 1/23/09	9,907,691

	Total New Jersey	18,911,388

New Mexico — 0.1%

2,000,000	New Mexico Educational Assistance Foundation, Education Loan, 4.950%

	due 3/1/09 (b)	2,016,115

New York — 6.0%

5,900,000	Chautauqua County, NY, Industrial Development Agency, Civic Facility

	Revenue, JCC Development Corp. Project, LOC-Citizens Bank N.A.,

	1.150%, 12/4/08 (a)	5,900,000

3,500,000	New York City, NY, Trust for Cultural Resources Revenue, Asia Society,

	LOC-JPMorgan Chase, 1.250%, 12/4/08 (a)	3,500,000

	New York City, NY:

	GO:

4,000,000	LOC-Allied Irish Bank PLC, 0.750%, 12/1/08 (a)	4,000,000

5,000,000	LOC-Morgan Guaranty Trust, 0.780%, 12/3/08 (a)	5,000,000

	Subordinated:

2,800,000	LOC-Bank of New York, 0.950%, 12/3/08 (a)	2,800,000

1,400,000	LOC-Bank of Nova Scotia, 0.750%, 12/3/08 (a)	1,400,000

1,075,000	LOC-Royal Bank of Scotland, 0.450%, 12/4/08 (a)	1,075,000

900,000	Industrial Development Agency Revenue, 1 Bryant Park LLC, LOC-

	Bank of America NA, Citibank, GIC-Bayerische Landesbank,

	0.900%, 12/3/08 (a)	900,000

12,000,000	Municipal Water Finance Authority, SPA-Dexia Credit Local, 1.500%,

	12/4/08 (a)	12,000,000

	TECP:

32,550,000	1.350% due 12/8/08	32,550,000

25,000,000	0.830% due 12/11/08	25,000,000

15,000,000	New York State Dormitory Authority Revenue, State Supported Debt,

	University of Rochester, LOC-JPMorgan Chase, 0.750%, 12/1/08 (a)	15,000,000

1,320,000	New York State Housing Finance Agency, Revenue, Ocean Park Apartments

	Housing, LIQ-FNMA, 1.100%, 12/3/08 (a)(b)	1,320,000

28,800,000	New York State, GO, TECP, 1.250% due 12/2/08	28,800,000

7,300,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, Gem

	Subordinated, SPA-Bank of America, 0.920%, 12/4/08 (a)	7,300,000

See Notes to Schedule of Investments.

8

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

New York — 6.0% (continued)

$2,850,000	Yonkers, NY, Industrial Development Agency, Civic Facility Revenue,

	Consumers Union of United States Inc., AMBAC, LOC-JPMorgan

	Chase, 0.650%, 12/3/08 (a)	$2,850,000

	Total New York	149,395,000

North Carolina — 4.3%

	Charlotte, NC, TECP:

2,658,000	LOC Wachovia Bank, 2.050% due 12/18/08	2,658,000

	LOC KBC Bank:

1,602,000	1.600% due 2/2/09	1,602,000

8,924,000	1.750% due 2/2/09	8,924,000

12,072,000	1.750% due 2/3/09	12,072,000

4,268,000	1.950% due 2/3/09	4,268,000

	LOC Wachovia Bank:

1,233,000	2.000% due 2/19/09	1,233,000

3,212,000	1.800% due 3/26/09	3,212,000

12,585,000	Fayetteville, NC, Public Works Commission Revenue, FSA, SPA-Dexia

	Credit Local, 3.500%, 12/3/08 (a)	12,585,000

7,700,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing

	Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-

	Fifth Third Bank, 2.360%, 12/5/08 (a)(b)	7,700,000

	Mecklenburg County, NC:

	COP:

3,000,000	SPA-Landesbank Hessen-Thuringen, 1.100%, 12/1/08 (a)	3,000,000

6,500,000	SPA-SunTrust Bank, 0.900%, 12/4/08 (a)	6,500,000

2,150,000	GO, SPA-Landesbank Hessen, 0.900%, 12/4/08 (a)	2,150,000

6,750,000	New Hanover County, NC, GO, SPA-Wachovia Bank, 1.530%, 12/4/08 (a)	6,750,000

3,950,000	North Carolina Capital Facilities Finance Agency, Educational Facilities

	Revenue, Guilford College Project, LOC-Branch Banking & Trust,

	0.950%, 12/4/08 (a)	3,950,000

	North Carolina Medical Care Commission:

4,000,000	Health Care Facilities Revenue, Carol Woods Project, Radian, LOC-

	Branch Banking & Trust, 1.100%, 12/1/08 (a)	4,000,000

6,750,000	Health System Revenue, Catholic Health East, LOC-JPMorgan Chase,

	0.700%, 12/3/08 (a)	6,750,000

12,600,000	North Carolina Medical Care Community, Health Care Facilities Revenue,

	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A.,

	1.100%, 12/1/08 (a)	12,600,000

8,410,000	North Carolina State, GO, Refunding, LOC-Landesbank Baden-Wurttemberg,

	0.900%, 12/3/08 (a)	8,410,000

	Total North Carolina	108,364,000

Ohio — 3.6%

8,400,000	Akron, Bath, and Copley, OH, Joint Township Hospital District Revenue,

	Hospital Facilities Akron General Health, LOC-JPMorgan Chase,

	0.700%, 12/3/08 (a)	8,400,000

4,000,000	Columbus, OH, City School District, GO, BAN, School Facilities

	Construction, 3.750% due 12/11/08	4,000,635

13,300,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare, LOC-UBS AG,

	1.150%, 12/3/08 (a)	13,300,000

18,000,000	Montgomery Ohio Revenue Bonds, Ketterling Medical Center, TECP, FSA, SPA Dexia Credit Local, 3.250% due 12/1/08	18,000,000

5,400,000	Ohio State Higher Educational Facilities Revenue, Ohio Dominican

	University Project, LOC-JPMorgan Chase, 1.030%, 12/4/08 (a)	5,400,000

15,000,000	Ohio State University, General Receipts, 3.750% due 1/14/09 (c)	15,000,000

	Ohio State Water Development Authority:

5,000,000	PCR, Refunding, Firstenergy Project, LOC-Barclay Bank PLC, 0.850%,

	12/4/08 (a)(b)	5,000,000

8,100,000	Pollution Control Facilities Revenue, Refunding, Firstenergy Project,

	LOC-Barclays Bank PLC, 0.850%, 12/3/08 (a)	8,100,000

	Ohio State, GO:

750,000	Common Schools, 0.950%, 12/3/08 (a)	750,000

See Notes to Schedule of Investments.

9

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face

Amount	Security	Value

Ohio — 3.6% (continued)

$400,000	Refunding and Improvement Infrastructure, 0.450%, 12/3/08 (a)	$400,000

4,565,000	Salem, OH, Hospital Revenue, Refunding and Improvement Salem

	Community, LOC-JPMorgan Chase, 0.800%, 12/4/08 (a)	4,565,000

4,700,000	Summit County, OH, Revenue, Goodwill Indstries of Akron Inc., LOC-Fifth

	Third Bank, 2.700%, 12/3/08 (a)	4,700,000

3,582,000	Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc.,

	FSA, SPA-Bank One N.A., 3.130%, 12/5/08 (a)	3,582,000

	Total Ohio	91,197,635

Oklahoma — 0.0%

1,000,000	Oklahoma City, OK, Water Utilities, TECP, LOC State Street Bank & Trust, 0.900% due 12/18/08	1,000,000

Oregon — 1.4%

14,865,000	City of Salem, OR, Water & Sewer, TECP, LOC Fortis Bank, 1.650% due 1/5/09	14,865,000

6,650,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen, 5.875% due 1/1/09 (d)(e)	6,797,879

1,245,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,

	LOC-KBC Bank, 0.850%, 12/1/08 (a)	1,245,000

3,000,000	Oregon State Facilities Authority Revenue, Peacehealth, LOC-Wells Fargo

	Bank N.A., 0.810%, 12/4/08 (a)	3,000,000

5,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk

	Terminal, LOC-Canadian Imperial Bank, 1.600%, 12/4/08 (a)(b)	5,000,000

4,755,000	Washington County, OR, Housing Authority Revenue, Refunding-Bethany

	Meadows II Project, LOC-U.S. Bank N.A., 1.110%, 12/4/08 (a)(b)	4,755,000

	Total Oregon	35,662,879

Pennsylvania — 9.4%

	Allegheny County, PA:

7,000,000	IDA, Health Care Revenue, Vincentian Collaborative, LOC-PNC Bank

	N.A., 2.100% due 6/1/09 (c)	7,000,000

15,300,000	IDA Revenue, Education Center Watson, LOC-PNC Bank N.A., 2.050%

	due 5/1/09 (c)(f)	15,280,508

16,460,000	Beaver County, PA, FSA, SPA-Dexia Credit Local, 3.800%, 12/4/08 (a)	16,460,000

4,570,000	Chartiers Valley, PA, Industrial & Commercial Development Authority

	Revenue, Refunding, Asbury Place, LOC-Fifth Third Bank, 2.000%,

	12/4/08 (a)	4,570,000

	Cumberland County, PA, Municipal Authority Revenue:

90,000	Lutheran Services Northeast/Tressler Lutheran Services Obligated Group

	Project, Radian, LOC-Wachovia Bank N.A., 1.150%, 12/4/08 (a)	90,000

6,550,000	Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 0.900%,

	12/4/08 (a)	6,550,000

4,725,000	Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank

	of PA, 1.430%, 12/4/08 (a)	4,725,000

4,700,000	Doylestown, PA, Hospital Authority, Hospital Revenue, LOC-PNC Bank,

	0.780%, 12/4/08 (a)	4,700,000

4,800,000	Emmaus, PA, General Authority Revenue, LOC-DEPFA Bank PLC, 0.900%,

	12/3/08 (a)	4,800,000

2,700,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,

	2.500%, 12/4/08 (a)	2,700,000

	Lancaster County, PA:

1,920,000	GO, FSA, SPA-Dexia Credit Local, 2.000%, 12/4/08 (a)	1,919,998

12,100,000	Hospital Authority Revenue, Masonic Homes Project, LOC-Wachovia

	Bank N.A., 1.100%, 12/1/08 (a)	12,100,000

3,300,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC

	Bank N.A., 0.780%, 12/4/08 (a)	3,300,000

	Langhorne Manor Boro, PA, Higher Education & Health Authority Retirement:

4,900,000	Wesley Enhanced Living, Radian, LOC-Citizens Bank of Pennsylvania,

	LOC-Citizens Bank of Pennsylvania, 1.150%, 12/1/08 (a)	4,900,000

See Notes to Schedule of Investments.

10

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

Pennsylvania — 9.4% (continued)

$13,220,000	Wesley Enhanced Living, Radian, LOC-Citizens Bank, SPA-Citizens

	Bank, 1.150%, 12/1/08 (a)	$13,220,000

8,000,000	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.,

	0.780%, 12/4/08 (a)	8,000,000

1,540,000	Manheim Township School District, PA, GO, FSA, SPA-Royal Bank of

	Canada, 3.000%, 12/4/08 (a)	1,540,000

2,160,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 4.750%, 12/4/08 (a)	2,160,000

7,545,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank,

	3.000%, 12/4/08 (a)	7,545,000

	Montgomery County, PA, IDA Revenue:

1,875,000	Lasalle College High School, LOC-PNC Bank N.A., 0.780%, 12/4/08 (a)	1,875,000

10,300,000	Lasalle College, LOC-PNC Bank N.A., 0.780%, 12/4/08 (a)	10,300,000

4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local,

	4.750%, 12/4/08 (a)	4,000,000

2,570,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-

	PNC Bank, 0.780%, 12/4/08 (a)	2,570,000

1,235,000	North Wales Pennsylvania Water Authority, FSA, SPA-Dexia Credit Local,

	2.550%, 12/4/08 (a)	1,235,000

	Pennsylvania Economic Development Financing Authority Revenue:

2,250,000	LOC-PNC Bank N.A., 0.980%, 12/4/08 (a)(b)	2,250,000

5,000,000	York Water Co. Project, LOC-PNC Bank N.A., 0.980%, 12/4/08 (a)(b)	5,000,000

765,000	Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local, 4.000%,

	12/3/08 (a)(b)	765,000

10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue,

	Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 2.750%,

	12/4/08 (a)	10,000,000

1,000,000	Pennsylvania State Higher EFA Revenue, Waynesburg College, LOC-PNC

	Bank N.A., 3.300% due 5/1/09 (c)	1,009,294

3,475,000	Pennsylvania State, GO, 5.000% due 2/1/09	3,493,790

	Philadelphia, PA:

	Authority for IDR:

2,400,000	Newcourtland Elder Services Project, LOC-PNC Bank N.A.,

	1.050%, 12/1/08 (a)	2,400,000

7,520,000	Pooled Loan Program, LOC-Citizens Bank, 1.000%, 12/4/08 (a)	7,520,000

6,100,000	Authority for Industrial Development, Springside School, LOC-PNC

	Bank, 0.780%, 12/4/08 (a)	6,100,000

7,000,000	School District, GO, LOC-Commerce Bank N.A., 1.060%, 12/4/08 (a)	7,000,000

4,620,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,

	SPA-PNC Bank, 2.900%, 12/4/08 (a)	4,620,000

760,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, First Lien, FSA,

	SPA-JPMorgan Chase, 3.500%, 12/4/08 (a)	760,000

900,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 0.450%,

	12/3/08 (a)	900,000

9,985,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA,

	SPA-PNC Bank, 2.900%, 12/4/08 (a)	9,985,000

6,685,000	State Public School Building Authority Revenue, South Park School District

	Project, FSA, SPA-PNC Bank N.A., 2.900%, 12/4/08 (a)	6,685,000

8,775,000	Washington County Hospital Authority, PA, Hospital Washington Hospital

	Project, LOC-PNC Bank, 2.100% due 7/1/09 (c)	8,775,000

9,950,000	West Cornwall Township Municipal Authority, PA, Bethlehem Area School

	District GO, FSA, SPA-Dexia Credit Local, 4.750%, 12/4/08 (a)	9,950,000

5,735,000	Westmoreland County, PA, IDA Revenue, Health System, Excela Project,

	LOC-Wachovia Bank N.A., 2.900%, 12/4/08 (a)	5,735,000

	Total Pennsylvania	234,488,590

See Notes to Schedule of Investments.

11

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

Puerto Rico — 0.4%

$10,000,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, 3.000%

	due 7/30/09	$10,088,553

Rhode Island — 0.9%

7,500,000	Narragansett, RI, GO, BAN, 2.500% due 5/19/09	7,524,980

	Rhode Island Health & Educational Building Corp.:

8,925,000	Higher Education Facilities Revenue, Providence College, LOC-RBS

	Citizens Bank N.A., 0.600%, 12/3/08 (a)	8,925,000

1,845,000	Revenue, Catholic Schools Program, LOC-Citizens Bank of Rhode

	Island, 0.950%, 12/3/08 (a)	1,845,000

3,300,000	St. George’s School, LIQ-Bank of America, 1.000%, 12/3/08 (a)	3,300,000

	Total Rhode Island	21,594,980

South Carolina — 1.3%

5,800,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,

	LOC-SunTrust Bank, 1.000%, 12/4/08 (a)	5,800,000

10,000,000	Piedmont, SC, Municipal Power Agency, Electric Revenue, SPA-Dexia Credit

	Local, 1.900%, 12/4/08 (a)	10,000,000

	South Carolina Jobs EDA:

4,600,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 1.250%, 12/3/08 (a)(b)	4,600,000

6,275,000	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 1.250%,

	12/3/08 (a)(b)	6,275,000

6,100,000	South Carolina Jobs-EDA, Hospice Laurens County Inc., LOC-SunTrust

	Bank, 1.000%, 12/3/08 (a)	6,100,000

	Total South Carolina	32,775,000

South Dakota — 1.7%

	South Dakota Housing Development Authority:

41,000,000	AMT Homeownership, SPA-Landesbank Hessen-Thuringen, 1.600%,

	12/3/08 (a)(b)	41,000,000

1,590,000	Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen,

	1.000%, 12/3/08 (a)	1,590,000

	Total South Dakota	42,590,000

Tennessee — 1.3%

3,070,000	Clarksville, TN, PBA, Tennessee Municipal Bond Fund, LOC-Bank of

	America, 0.950%, 12/4/08 (a)(e)	3,070,000

	Jackson, TN:

9,600,000	Energy Authority Electric System Revenue, LOC-Fifth Third Bank,

	2.000%, 12/5/08 (a)	9,600,000

9,000,000	Health Educational & Housing Facility Board Revenue, Union University

	Project, LOC-SunTrust Bank, 1.000%, 12/3/08 (a)	9,000,000

	Metropolitan Government Nashville & Davidson County, TN:

3,230,000	Electric Revenue, 4.000% due 5/15/09	3,264,007

3,596,000	Health & Educational Facilities Board Revenue, Old Hickory Towers,

	LOC-Wachovia Bank N.A., 2.000%, 12/3/08 (a)(b)(e)	3,596,000

4,250,000	Morristown, TN, Industrial Development Board Revenue, Industrial

	Automotive Products, LOC-Landesbank Baden, 1.300%, 12/3/08 (a)(b)	4,250,000

	Total Tennessee	32,780,007

Texas — 7.7%

1,025,000	Austin, TX, Utility System Revenue, Water & Wastewater System Revenue,

	FSA, SPA-Landesbank Baden-Wurttemberg, 2.850%, 12/4/08 (a)	1,025,000

2,100,000	Grand Prairie, TX, HFA, MFH, Lincoln Property Co., 0.850%, 12/3/08 (a)	2,100,000

	Harris County, TX, Health Facilities Development Corp., Hospital Revenue:

69,450,000	Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A.,

	1.100%, 12/1/08 (a)	69,450,000

See Notes to Schedule of Investments.

12

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

Texas — 7.7% (continued)

$13,100,000	Baylor College of Medicine, LOC-Compass Bank, 0.950%, 12/3/08 (a)	$13,100,000

2,400,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit Local,

	5.000%, 12/3/08 (a)	2,400,000

	Houston, TX:

	Airport Systems Revenue, TECP, LOC Dexia Credit Local:

15,000,000	1.650% due 12/2/08	15,000,000

6,000,000	2.200% due 12/4/08	6,000,000

3,000,000	1.650% due 1/8/09	3,000,000

3,900,000	Utility System Revenue, Refunding, First Lien, LOC-Bank of America

	N.A., Bank of New York, Dexia Credit Local, State Street Bank &

	Trust Co., 1.500%, 12/4/08 (a)	3,900,000

5,000,000	Midway, TX, ISD, GO, School Building, SPA-Depfa Bank PLC, 3.125% due

	8/1/09 (c)	5,036,927

6,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue,

	Allied Waste Inc. Project, LOC-Bank of America N.A., 1.200%, 12/4/08 (a)(b)	6,000,000

1,300,000	North Central Texas Health Facility Development Corp., Revenue, Baylor

	Health Care System Project, FSA, SPA-Bank of New York, 2.500%,

	12/3/08 (a)	1,300,000

10,800,000	Northern Texas Higher Education Authority, Student Loan Revenue, LOC-

	Lloyds Bank PLC, 1.200%, 12/3/08 (a)(b)	10,800,000

	San Antonio, TX:

6,450,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,

	LOC-U.S. Bank, 1.200%, 12/4/08 (a)(b)	6,450,000

1,500,000	GO, Certificates of Obligation, 5.000% due 2/1/09	1,507,987

535,000	Tarrant County, TX, Health Facilities Development Corp. Revenue,

	Adventist/Sunbelt, LOC-SunTrust Bank, 0.900%, 12/4/08 (a)	535,000

5,000,000	Texas State, TRAN, 3.000% due 8/28/09	5,050,577

8,568,000	Texas Technical University, TECP, 0.850% due 2/18/09	8,568,000

13,750,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community

	Waste Disposal Project, LOC-Wells Fargo Bank NA, 0.910%, 12/4/08 (a)(b)	13,750,000

18,300,000	Weatherford, TX, ISD, PSF-GTD, SPA-Depfa Bank PLC, 1.900% due 8/1/09 (c)	18,300,000

	Total Texas	193,273,491

Utah — 1.3%

	Utah Housing Corp. Single Family Mortgage Revenue:

4,250,000	LIQ-Bayerische Landesbank, 1.700%, 12/3/08 (a)(b)	4,250,000

3,055,000	SPA-Bayerische Landesbank, 1.700%, 12/3/08 (a)(b)	3,055,000

10,000,000	Utah Intermountain Power Agency Power Supply Revenue, AMBAC, SPA-

	Morgan Stanley, 2.350%, 12/1/08 (a)	10,000,000

1,885,000	Utah State Housing Finance Agency, Single Family Mortgage, SPA-

	Bayerische Landesbank, 1.700%, 12/3/08 (a)(b)	1,885,000

13,100,000	Utah Water Finance Agency Revenue, SPA-JPMorgan Chase, 1.100%,

	12/3/08 (a)	13,100,000

	Total Utah	32,290,000

Vermont — 0.7%

16,600,000	Vermont Student Assistance Corp. Education Loan Revenue, SPA-Bank of

	New York, 1.150%, 12/4/08 (a)(b)	16,600,000

Virginia — 2.1%

	Fairfax County, VA, EDA Revenue:

5,000,000	Mount Vernon Ladies Association of the Union Project, LOC-SunTrust

	Bank, 1.000%, 12/3/08 (a)	5,000,000

4,430,000	Refunding, Retirement Greenspring, LOC-Wachovia Bank N.A., 1.000%,

	12/4/08 (a)	4,430,000

See Notes to Schedule of Investments.

13

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

Virginia — 2.1% (continued)

$7,880,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 1.130%, 12/4/08 (a)(b)	$7,880,000

	Virginia College Building Authority, VA:

970,000	Educational Facilities Revenue, 21st Century College, SPA-Wachovia

	Bank, 1.100%, 12/1/08 (a)	970,000

8,470,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,

	1.000%, 12/1/08 (a)	8,470,000

26,300,000	Virginia Commonwealth University, Health System Authority Revenue,

	AMBAC, LOC-Wachovia Bank N.A., 1.100%, 12/1/08 (a)	26,300,000

	Total Virginia	53,050,000

Washington — 2.6%

5,300,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital

	Projects, LOC- Wells Fargo Bank N.A., 0.970%, 12/4/08 (a)	5,300,000

4,000,000	Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC, 0.860%, 12/4/08 (a)	4,000,000

3,775,000	Washington State Economic Development Finance Authority, EDR, Benaroya

	Research Institute at Virginia Mason, LOC-Bank of America, 1.030%,

	12/4/08 (a)	3,775,000

	Washington State Health Care Facilities Authority Revenue, Multicare Health

	Systems:

2,735,000	FSA, SPA-U.S. Bank N.A., 1.000%, 12/3/08 (a)	2,735,000

9,000,000	SPA-Wells Fargo Bank N.A., 1.000%, 12/3/08 (a)	9,000,000

	Washington State Housing Finance Commission:

15,000,000	Single-Family Program, GNMA, FNMA, FHLMC, SPA-State Street

	Bank & Trust Co., 1.600%, 12/4/08 (a)(b)	15,000,000

14,640,000	Multi-Family Revenue, Merrill Gardens at Tacoma LLC, LOC-Bank of

	America N.A., 0.980%, 12/4/08 (a)(b)	14,640,000

10,695,000	Non-Profit Revenue, St. Thomas School Project, LOC-Bank of America,

	1.030%, 12/4/08 (a)	10,695,000

	Total Washington	65,145,000

West Virginia — 0.2%

4,050,000	Brooke County, WV, County Commission Commercial Development

	Revenue, Bethany College Project, LOC-PNC Bank N.A., 0.780%,

	12/4/08 (a)	4,050,000

Wisconsin — 2.3%

2,100,000	Appleton, WI, IDR, Great Northern Corp. Project, LOC-U.S. Bank N.A.,

	1.200%, 12/3/08 (a)(b)	2,100,000

1,400,000	Campbell, WI, IDR, Skipperliner Industries Project, LOC-U.S. Bank N.A.,

	1.270%, 12/3/08 (a)(b)	1,400,000

8,945,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth Third Bank,

	2.650%, 12/5/08 (a)(b)	8,945,000

4,460,000	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 1.300%,

	12/4/08 (a)(b)	4,460,000

4,805,000	Wisconsin Housing & EDA Home Ownership Revenue, SPA-Dexia Credit

	Local, 6.600%, 12/3/08 (a)(b)	4,805,000

	Wisconsin State HEFA, Revenue:

30,495,000	AMBAC, SPA-Morgan Stanley, 3.000%, 12/4/08 (a)	30,495,000

5,165,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase, 0.900%,

	12/4/08 (a)	5,165,000

	Total Wisconsin	57,370,000

See Notes to Schedule of Investments.

14

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face Amount	Security	Value

Wyoming — 1.4%

	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co.:

$25,000,000	1.600%, 12/3/08 (a)(b)	$25,000,000

9,000,000	1.600%, 12/3/08 (a)(b)	9,000,000

	Total Wyoming	34,000,000

	TOTAL INVESTMENTS — 98.6% (Cost — $2,466,341,940#)	2,466,341,940

	Other Assets in Excess of Liabilities — 1.4%	33,969,292

	TOTAL NET ASSETS — 100.0%	$2,500,311,232

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

	AMBAC -	Ambac Assurance Corporation - Insured Bonds

	BAN -	Bond Anticipation Notes

	CDA -	Community Development Authority

	CIL -	Corporation for Independent Living

	COP -	Certificate of Participation

	CSD -	Central School District

	DFA -	Development Finance Agency

	EDA -	Economic Development Authority

	EDR -	Economic Development Revenue

	EFA -	Educational Facilities Authority

	FHA -	Federal Housing Administration

	FHLB -	Federal Home Loan Bank

	FHLMC -	Federal Home Loan Mortgage Corporation

	FNMA -	Federal National Mortgage Association

	FSA -	Financial Security Assurance - Insured Bonds

	GIC -	Guaranteed Investment Contract

	GNMA -	Government National Mortgage Association

	GO -	General Obligation

	GTD -	Guaranteed

	HEFA -	Health & Educational Facilities Authority

	HFA -	Housing Finance Authority

	IDA -	Industrial Development Authority

	IDB -	Industrial Development Board

	IDR -	Industrial Development Revenue

	IFA -	Industrial Finance Agency

	ISD -	Independent School District

	LIQ -	Liquidity Facility

	LOC -	Letter of Credit

	MBIA -	Municipal Bond Investors Assurance Corporation - Insured Bonds

	MFH -	Multi-Family Housing

	PCR -	Pollution Control Revenue

	PSF -	Permanent School Fund

	Q-SBLF -	Qualified School Board Loan Fund

	RAN -	Revenue Anticipation Notes

	Radian -	Radian Asset Assurance

	SPA -	Standby Bond Purchase Agreement - Insured Bonds

	TECP -	Tax Exempt Commercial Paper

	TRAN -	Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

15

Tax Free Reserves Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Summary of Investments by Industry *

Hospitals	22.8%

Education	20.7

Industrial Development	7.3

Miscellaneous	6.7

Water & Sewer	6.3

General Obligation	6.3

Utilities	6.2

Housing: Single Family	6.0

Transportation	5.8

Public Facilities	3.4

Housing: Multi-Family	2.6

Pollution Control	1.8

Solid Waste	1.6

Tax Allocation	1.4

Life Care Systems	0.5

Pre-Refunded	0.4

Finance	0.2

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of November 30, 2008 and are subject to change.

Ratings Table† (November 30, 2008)

S&P/Moody’s/Fitch‡

A-1	64.0%

VMIG1	22.5

AAA	3.8

AA	2.9

A	1.9

P-1	1.4

SP-1	1.2

MIG1	1.2

F-1	0.7

NR	0.4

100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 17 and 18 for definitions of ratings.

See Notes to Schedule of Investments.

16

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business Trust, is registered under the investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2008, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Security Transactions. Security transactions are accounted for on a trade date basis.

(b) Credit and Market Risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

2. Investment Valuation

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of the securities may be different than the amortized cost value reported in the Schedule of Investments. As of the date of this report, the Portfolio continued to meet the requirements under Rule 2a-7 that permits the Portfolio to utilize amortized cost to value its securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$2,466,341,940	—	$2,466,341,940	—

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 23, 2009